Exhibit 1

Margaritaville Beach Resort Trust 2019-MARG

Commercial Mortgage Pass-Through Certificates, Series 2019-MARG

Margaritaville Beach Resort Trust 2019-MARG MZ

Commercial Mezzanine Pass-Through Certificates, Series 2019-MARG MZ

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Deutsche Bank Securities Inc.

9 May 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

Re:      Margaritaville Beach Resort Trust 2019-MARG (the “CMBS Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2019-MARG (the “CMBS Certificates”)

Margaritaville Beach Resort Trust 2019-MARG MZ (the “Mezzanine Issuing Entity”)
Commercial Mezzanine Pass-Through Certificates, Series 2019-MARG MZ (the “Mezzanine Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) with respect to the Mortgage Loan and Mezzanine Loan (both as defined in Attachment A) relating to the CMBS Issuing Entity’s and Mezzanine Issuing Entity’s securitization transactions, respectively. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the CMBS Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”),
g.	A draft of the confidential offering circular for the Mezzanine Issuing Entity’s securitization transaction (the “Draft Mezzanine Offering Circular”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular, Draft Mezzanine Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular, Draft Mezzanine Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan or Mezzanine Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan or Mezzanine Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan or Mezzanine Loan,
iii.	Whether the originators of the Mortgage Loan or Mezzanine Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan or Mezzanine Loan that would be material to the likelihood that the issuer of the CMBS Certificates or Mezzanine Certificates that are secured by the Mortgage Loan and Mezzanine Loan, respectively, will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

9 May 2019

Attachment A Page 1 of 10

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the CMBS Issuing Entity will consist primarily of two componentized promissory notes issued by MVHF, LLC, a Delaware limited liability company (the “Mortgage Borrower”) evidencing a two-year (subject to three one-year extension options) floating-rate, interest-only mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan is secured primarily by the Mortgage Borrower’s leasehold interest in a full service hotel property located in Hollywood, Florida, and commonly known as the Margaritaville Hollywood Beach Resort (the “Property”),
c.	The Mortgage Loan has a related floating-rate mezzanine loan (the “Mezzanine Loan”),
d.	The assets of the Mezzanine Issuing Entity will consist primarily of a two-year (subject to three one-year extension options), floating-rate, interest-only mezzanine loan evidenced by two promissory notes issued by one special purpose entity, MVHF Hotel Holdings, LLC (the “Mezzanine Borrower”),
e.	The Mezzanine Loan is secured by, among other things, the pledge of the Mezzanine Borrower’s direct ownership interests of the Mortgage Borrower and
f.	The Mezzanine Loan will be subordinate in priority of payment to the Mortgage Loan.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan as of 9 May 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes to Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 10

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date

of the Mortgage Loan and Mezzanine Loan, all as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term to Maturity (Excluding Extensions),
ii.	Original Mezzanine Loan Term to Maturity (Excluding Extensions),
iii.	Original Mortgage Loan Term (Including Extensions) and
iv.	Original Mezzanine Loan Term (Including Extensions)

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term to Maturity (Excluding Extensions),
c.	Original Mezzanine Loan Term to Maturity (Excluding Extensions),
d.	Original Mortgage Loan Term (Including Extensions) and
e.	Original Mezzanine Loan Term (Including Extensions)

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity (Excluding Extensions),
ii.	Remaining Mezzanine Loan Term to Maturity (Excluding Extensions),
iii.	Remaining Mortgage Loan Term (Including Extensions) and
iv.	Remaining Mezzanine Loan Term (Including Extensions)

Attachment A Page 3 of 10

6. (continued)

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	The applicable Source Documents indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during their extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term (Excluding Extensions),
ii.	Original Mezzanine Loan Amortization Term (Excluding Extensions),
iii.	Original Mortgage Loan Amortization Term (Including Extensions),
iv.	Original Mezzanine Loan Amortization Term (Including Extensions),
v.	Remaining Mortgage Loan Amortization Term (Including Extensions),
vi.	Remaining Mezzanine Loan Amortization Term (Including Extensions),
vii.	Remaining Mortgage Loan Amortization Term (Excluding Extensions) and
viii.	Remaining Mezzanine Loan Amortization Term (Excluding Extensions)

of the Mortgage Loan and Mezzanine Loan, as applicable,

b.	Use the “Original Mortgage Loan Term to Maturity (Excluding Extensions)” of the Mortgage Loan, as shown on the Final Data File, for the “Mortgage Loan IO Period,”
c.	Use the “Original Mezzanine Loan Term to Maturity (Excluding Extensions)” of the Mezzanine Loan, as shown on the Final Data File, for the “Mezzanine Loan IO Period,”
d.	Use the “Original Mortgage Loan Balance” of the Mortgage Loan, as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Cut-Off Date Mortgage Loan Balance ($)”),
ii.	Principal balance of the Mortgage Loan as of the “Initial Maturity Date” of the Mortgage Loan (the “Initial Maturity Mortgage Loan Balance”) and
iii.	Principal balance of the Mortgage Loan as of the “Fully Extended Maturity Date” of the Mortgage Loan (the “Final Maturity Mortgage Loan Balance”) and
e.	Use the “Original Mezzanine Loan Balance” of the Mezzanine Loan, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan as of the Reference Date (the “Cut-Off Date Mezzanine Loan Balance ($)”),
ii.	Principal balance of the Mezzanine Loan as of the “Initial Maturity Date” of the Mezzanine Loan (the “Initial Maturity Mezzanine Loan Balance”) and
iii.	Principal balance of the Mezzanine Loan as of the “Fully Extended Maturity Date” of the Mezzanine Loan (the “Final Maturity Mezzanine Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 10

8.	Using the:
a.	Original Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Cut-Off Date Mortgage Loan Balance ($),
d.	Cut-Off Date Mezzanine Loan Balance ($),
e.	Initial Maturity Mortgage Loan Balance,
f.	Initial Maturity Mezzanine Loan Balance,
g.	Final Maturity Mortgage Loan Balance and
h.	Final Maturity Mezzanine Loan Balance

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Total Debt Balance,
ii.	Cut-Off Date Total Debt Balance ($),
iii.	Initial Maturity Total Debt Balance and
iv.	Final Maturity Total Debt Balance

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Loan Margin,
b.	Mezzanine Loan Margin,
c.	Original Mortgage Loan Balance and
d.	Original Mezzanine Loan Balance

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Margin” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Margin,
b.	Mezzanine Loan Margin,
c.	Total Debt Margin,
d.	LIBOR Floor and
e.	LIBOR Rounding Methodology

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 2.45200% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate,
ii.	Mezzanine Loan Interest Rate and
iii.	Total Debt Interest Rate

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 10

11.	Using the:
a.	LIBOR Cap,
b.	Mortgage Loan Margin,
c.	Mezzanine Loan Margin and
d.	Total Debt Margin

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan Interest Rate (At LIBOR Cap),
ii.	Mezzanine Loan Interest Rate (At LIBOR Cap) and
iii.	Total Debt Interest Rate (At LIBOR Cap)

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Original Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Mortgage Loan Interest Rate,
d.	Mortgage Loan Interest Rate (At LIBOR Cap),
e.	Mezzanine Loan Interest Rate,
f.	Mezzanine Loan Interest Rate (At LIBOR Cap) and
g.	Accrual Basis

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 12., we recalculated the:

i.	Annual Mortgage Debt Service,
ii.	Monthly Mortgage Debt Service,
iii.	Annual Mortgage Debt Service (At LIBOR Cap),
iv.	Monthly Mortgage Debt Service (At LIBOR Cap),
v.	Annual Mezzanine Debt Service and
vi.	Annual Mezzanine Debt Service (At LIBOR Cap)

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	366/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service” of the Mortgage Loan as 1/12th of the “Annual Mortgage Debt Service” of the Mortgage Loan, as shown on the Final Data File.

Attachment A Page 6 of 10

12. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service (At LIBOR Cap)” of the Mortgage Loan as the product of:

a.       The “Original Mortgage Loan Balance,” as shown on the Final Data File,

b.	The “Mortgage Loan Interest Rate (At LIBOR Cap),” as shown on the Final Data File, and
c.	366/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service (At LIBOR Cap)” of the Mortgage Loan as 1/12th of the “Annual Mortgage Debt Service (At LIBOR Cap)” of the Mortgage Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine Debt Service” of the Mezzanine Loan as the product of:

a.	The “Original Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	366/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine Debt Service (At LIBOR Cap)” of the Mezzanine Loan as the product of:

a.       The “Original Mezzanine Loan Balance,” as shown on the Final Data File,

b.	The “Mezzanine Loan Interest Rate (At LIBOR Cap),” as shown on the Final Data File, and

c.       366/360.

13.	Using the:
a.	Annual Mortgage Debt Service,
b.	Annual Mezzanine Debt Service,
c.	Annual Mortgage Debt Service (At LIBOR Cap) and
d.	Annual Mezzanine Debt Service (At LIBOR Cap)

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Annual Total Debt Service and
ii.	Annual Total Debt Service (At LIBOR Cap)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 10

14.	Using the:
a.	TTM NOI ($),
b.	TTM NCF ($),
c.	Underwritten NOI ($),
d.	Underwritten Net Cash Flow ($),
e.	Annual Mortgage Debt Service,
f.	Annual Mortgage Debt Service (At LIBOR Cap),
g.	Cut-Off Date Mortgage Loan Balance ($),
h.	Initial Maturity Mortgage Loan Balance,
i.	Appraised Value ($) and
j.	Units

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan TTM NOI DSCR,
ii.	Mortgage Loan TTM NCF DSCR,
iii.	Mortgage Loan TTM NOI DSCR (At LIBOR Cap),
iv.	Mortgage Loan TTM NCF DSCR (At LIBOR Cap),
v.	Mortgage Loan Underwritten NOI DSCR,
vi.	Mortgage Loan Underwritten NCF DSCR,
vii.	Mortgage Loan Underwritten NOI DSCR (At LIBOR Cap),
viii.	Mortgage Loan Underwritten NCF DSCR (At LIBOR Cap),
ix.	Cut-Off Date Mortgage Loan LTV,
x.	Maturity Date Mortgage Loan LTV,
xi.	Mortgage Loan TTM NOI DY,
xii.	Mortgage Loan TTM NCF DY,
xiii.	Mortgage Loan Underwritten NOI DY,
xiv.	Mortgage Loan Underwritten NCF DY and
xv.	Cut-Off Date Mortgage Loan Balance per Unit ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Mortgage Loan TTM NOI DSCR,” “Mortgage Loan TTM NCF DSCR,” “Mortgage Loan TTM NOI DSCR (At LIBOR Cap),” “Mortgage Loan TTM NCF DSCR (At LIBOR Cap),” “Mortgage Loan Underwritten NOI DSCR,” “Mortgage Loan Underwritten NCF DSCR,” “Mortgage Loan Underwritten NOI DSCR (At LIBOR Cap)” and “Mortgage Loan Underwritten NCF DSCR (At LIBOR Cap)” to two decimal places and
b.	Round the “Cut-Off Date Mortgage Loan LTV,” “Maturity Date Mortgage Loan LTV,” “Mortgage Loan TTM NOI DY,” “Mortgage Loan TTM NCF DY,” “Mortgage Loan Underwritten NOI DY” and “Mortgage Loan Underwritten NCF DY” to the nearest 1/10th of one percent.

Attachment A Page 8 of 10

15.	Using the:
a.	TTM NOI ($),
b.	TTM NCF ($),
c.	Underwritten NOI ($),
d.	Underwritten Net Cash Flow ($),
e.	Annual Total Debt Service,
f.	Annual Total Debt Service (At LIBOR Cap),
g.	Cut-Off Date Total Debt Balance,
h.	Initial Maturity Total Debt Balance,
i.	Appraised Value ($) and
j.	Units

of the Total Debt associated with the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt TTM NOI DSCR,
ii.	Total Debt TTM NCF DSCR,
iii.	Total Debt TTM NOI DSCR (At LIBOR Cap),
iv.	Total Debt TTM NCF DSCR (At LIBOR Cap),
v.	Total Debt Underwritten NOI DSCR,
vi.	Total Debt Underwritten NCF DSCR,
vii.	Total Debt Underwritten NOI DSCR (At LIBOR Cap),
viii.	Total Debt Underwritten NCF DSCR (At LIBOR Cap),
ix.	Cut-Off Date Total Debt LTV,
x.	Maturity Total Debt LTV,
xi.	Total Debt TTM NOI DY,
xii.	Total Debt TTM NCF DY,
xiii.	Total Debt Underwritten NOI DY,
xiv.	Total Debt Underwritten NCF DY and
xv.	Total Debt per Unit

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Total Debt TTM NOI DSCR,” “Total Debt TTM NCF DSCR,” “Total Debt TTM NOI DSCR (At LIBOR Cap),” “Total Debt TTM NCF DSCR (At LIBOR Cap),” “Total Debt Underwritten NOI DSCR,” “Total Debt Underwritten NCF DSCR,” “Total Debt Underwritten NOI DSCR (At LIBOR Cap)” and “Total Debt Underwritten NCF DSCR (At LIBOR Cap)” to two decimal places and
b.	Round the “Cut-Off Date Total Debt LTV,” “Maturity Total Debt LTV,” “Total Debt TTM NOI DY,” “Total Debt TTM NCF DY,” “Total Debt Underwritten NOI DY” and “Total Debt Underwritten NCF DY” to the nearest 1/10th of one percent.

Attachment A Page 9 of 10

16.	Using the:
a.	Mortgage Master Servicing Fee Rate and
b.	Mortgage Primary Servicing Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Servicer Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Mortgage Servicer Fee,
b.	Mortgage Trustee & Paying Agent Fee,
c.	Mortgage Operating Advisor Fee and
d.	Mortgage CREFC Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Mortgage Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Mortgage Admin. Fee and
b.	Mortgage Loan Margin

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Mezzanine Master Servicing Fee Rate and
b.	Mezzanine Primary Servicing Fee Rate

of the Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Mezzanine Servicer Fee” of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Mezzanine Servicer Fee,
b.	Mezzanine Trustee & Paying Agent Fee,
c.	Mezzanine Operating Advisor Fee and
d.	Mezzanine CREFC Fee

of the Mezzanine Loan, all as shown on the Final Data File, we recalculated the “Mezzanine Admin. Fee” of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 10

21.	Using the:
a.	Mezzanine Admin. Fee and
b.	Mezzanine Loan Margin

of the Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Mezzanine Net Margin Rate” of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Promissory Note A-1	8 May 2019

Mortgage Promissory Note A-2	8 May 2019

Mezzanine Promissory Note A-1	8 May 2019

Mezzanine Promissory Note A-2	8 May 2019

Mortgage Loan Agreement	8 May 2019

Mezzanine Loan Agreement	8 May 2019

Settlement Statement	8 May 2019

Mortgage Guaranty Agreement	8 May 2019

Mezzanine Guaranty Agreement	8 May 2019

Cash Management Agreement	8 May 2019

Transaction Summary	8 May 2019

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Non-Consolidation Agreement	8 May 2019

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	8 March 2019

Engineering Report	20 March 2019

Environmental Phase I Report	20 March 2019

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

USPS Internet Site (www.usps.gov)	Not Applicable

Underwriter’s Summary Report	Not Dated

Pro Forma Title Policy	Not Dated

Ground Lease Agreement	9 July 2013

Ground Lease Estoppel	2 May 2019

Property Subleases and Amendments	Various

Franchise Agreement and Amendments	Various

Sub-License Agreement	12 June 2015

Property Management Agreements and Amendments	Various

STR Reports	Various

Property Operating Statements	Various

Historical Capital Expenditure Summary	Not Dated
PACE Reports	Various

CDD Bond Financial Statements	Various

Sponsor and Manager Documentation	Not Dated
Food and Beverage Revenue Documentation	Not Dated
Sponsor Cost Documentation	Not Dated

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.gov)
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Units	Underwriter’s Summary Report
Unit Type	Underwriter’s Summary Report
Flag	Sub-License Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 2)	Appraisal Report
Date of Appraisal (Valuation Date) (see Note 2)	Appraisal Report
Phase I Date	Environmental Phase I Report
Engineering Report Date	Engineering Report

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

TTM Date	Underwriter’s Summary Report
2016 Room Revenue ($)	Underwriter’s Summary Report
2017 Room Revenue ($)	Underwriter’s Summary Report
2018 Room Revenue ($)	Underwriter’s Summary Report
TTM Room Revenue ($)	Underwriter’s Summary Report
2016 Total Revenue ($)	Underwriter’s Summary Report
2017 Total Revenue ($)	Underwriter’s Summary Report
2018 Total Revenue ($)	Underwriter’s Summary Report
TTM Total Revenue ($)	Underwriter’s Summary Report
2016 Total Expenses ($)	Underwriter’s Summary Report
2017 Total Expenses ($)	Underwriter’s Summary Report
2018 Total Expenses ($)	Underwriter’s Summary Report
TTM Total Expenses ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 6

Underwriting Information: (continued)

Characteristic	Source Document(s)

2016 NOI ($)	Underwriter’s Summary Report
2017 NOI ($)	Underwriter’s Summary Report
2018 NOI ($)	Underwriter’s Summary Report
TTM NOI ($)	Underwriter’s Summary Report
2016 Capex ($)	Underwriter’s Summary Report
2017 Capex ($)	Underwriter’s Summary Report
2018 Capex ($)	Underwriter’s Summary Report
TTM Capex ($)	Underwriter’s Summary Report
2016 NCF ($)	Underwriter’s Summary Report
2017 NCF ($)	Underwriter’s Summary Report
2018 NCF ($)	Underwriter’s Summary Report
TTM NCF ($)	Underwriter’s Summary Report
2016 RevPAR ($)	Underwriter’s Summary Report
2017 RevPAR ($)	Underwriter’s Summary Report
2018 RevPAR ($)	Underwriter’s Summary Report
TTM RevPAR ($)	Underwriter’s Summary Report
2016 Average Daily Room Rate ($)	Underwriter’s Summary Report
2017 Average Daily Room Rate ($)	Underwriter’s Summary Report
2018 Average Daily Room Rate ($)	Underwriter’s Summary Report
TTM Average Daily Room Rate ($)	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
2017 Occupancy	Underwriter’s Summary Report
2018 Occupancy	Underwriter’s Summary Report
TTM Occupancy	Underwriter’s Summary Report
2016 Occupied Room Nights	Underwriter’s Summary Report
2017 Occupied Room Nights	Underwriter’s Summary Report
2018 Occupied Room Nights	Underwriter’s Summary Report
TTM Occupied Room Nights	Underwriter’s Summary Report
2016 Available Room Nights	Underwriter’s Summary Report
2017 Available Room Nights	Underwriter’s Summary Report
2018 Available Room Nights	Underwriter’s Summary Report
TTM Available Room Nights	Underwriter’s Summary Report
Underwritten Available Room Nights	Underwriter’s Summary Report
Underwritten Occupied Room Nights	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate ($)	Underwriter’s Summary Report
Underwritten RevPAR ($)	Underwriter’s Summary Report
Underwritten Room Revenue ($)	Underwriter’s Summary Report
Underwritten Total Revenue ($)	Underwriter’s Summary Report
Underwritten Total Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten Capex ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow Cash or LOC	Mortgage Loan Agreement
Monthly Tax Escrow Cap	Mortgage Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow Cash or LOC	Mortgage Loan Agreement
Monthly Insurance Escrow Cap	Mortgage Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount Cash or LOC	Mortgage Loan Agreement
Monthly Replacement Reserves Cap	Mortgage Loan Agreement
Terms/Description of Replacement Reserves	Mortgage Loan Agreement
Upfront Other	Mortgage Loan Agreement
Upfront Other Description	Mortgage Loan Agreement
Ground Lease Reserve Initial Deposit Amount	Mortgage Loan Agreement
Ground Lease Reserve Monthly Deposit Amount	Mortgage Loan Agreement
Ground Lease Reserve Monthly Deposit Amount Cash or LOC	Mortgage Loan Agreement
Monthly Ground Lease Reserve Cap	Mortgage Loan Agreement
Terms/Description of Springing Ground Lease Escrow (If applicable)	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Mortgage Borrower Entity	Mortgage Loan Agreement
Mezzanine Borrower Entity	Mezzanine Loan Agreement
Guarantor	Guaranty Agreement
Original Mortgage Loan Balance	Mortgage Loan Agreement
Original Mezzanine Loan Balance	Mezzanine Loan Agreement
Note Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Day of Month (and Business Day Convention) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Payment Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (Yes/No) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options Description (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Extension Spread Increase (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Second Extension Spread Increase (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Third Extension Spread Increase (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Fee Description (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Exit Fees (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Default (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Late Fee (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Default (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Late Fee (see Notes 4 and 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period Start (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period End (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Rate Adjustment Frequency (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Lookback Days (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Floor (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Sponsor	Mortgage Loan Agreement
LIBOR Cap (see Note 4)	Transaction Summary
LIBOR Cap Expiration Date (see Note 4)	Transaction Summary
LIBOR Cap Provider (see Note 4)	Transaction Summary
LIBOR Cap Provider Rating (M/S&P/F)	Bloomberg Screenshot for LIBOR Cap Provider Rating
LIBOR Cap After Extension (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Mortgage Loan Margin	Mortgage Loan Agreement
Mezzanine Loan Margin	Mezzanine Loan Agreement
Rate Type (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (During Initial Term and Extended Term) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Accrual Basis (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Prepayment String	Mortgage Loan Agreement
Partial Collateral Release (Y/N)	Mortgage Loan Agreement
Future Debt Permitted? (Y/N)	Mortgage Loan Agreement
Substitution Allowed (Y/N)	Mortgage Loan Agreement
Lockbox (Y/N)	Mortgage Loan Agreement
Lockbox Type (see Note 6)	Mortgage Loan Agreement
Cash Management (see Note 7)	Mortgage Loan Agreement
Terms/Description of Springing Lockbox (If applicable)	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Single Purpose Entity (Y/N)	Mortgage Loan Agreement
Loan Purpose	Settlement Statement
Ownership Interest	Pro Forma Title Policy
Ground Lease Expiration Date	Ground Lease Agreement and Ground Lease Estoppel
Ground Lease Extension Options	Ground Lease Agreement and Ground Lease Estoppel
Annual Ground Lease Payment	Ground Lease Agreement and Ground Lease Estoppel
Ground Lease Escalation Terms	Ground Lease Agreement and Ground Lease Estoppel

Exhibit 2 to Attachment A Page 6 of 6

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	The Depositor instructed us to use the appraised value and date associated with the “Appraisal Type,” as shown on the Preliminary Data File, all as shown in the applicable Source Document, for the “Appraised Value ($)” and “Date of Appraisal (Valuation Date)” characteristics, respectively.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing each indicated Compared Characteristic, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s) for each of the indicated Compared Characteristics.

5.	The Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown in the applicable Source Document(s), for the “Balloon Grace Period Event of Late Fee” characteristic, as the applicable Source Document(s) did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

6.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the Mortgage Borrower to deliver notices to each of the credit card companies or credit card clearing banks with which the Mortgage Borrower or property manager has entered into merchant’s agreements to deliver all receipts payable with respect to the Property directly to the applicable lockbox account.

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events that are described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the Mortgage Borrower, and
b.	Upon the occurrence of an event of default or one or more specific trigger events that are described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property Name
Appraisal Type
Phase II Date
Seismic Report Date
Seismic PML %
Amount Floored?
Amount Capped
Partial Collateral Release Description
Release Premium
Substitution Provision Description
Future Debt Description
Mortgage Master Servicing Fee Rate
Mortgage Primary Servicing Fee Rate
Mortgage Trustee & Paying Agent Fee
Mortgage Operating Advisor Fee Mortgage CREFC Fee
Mezzanine Master Servicing Fee Rate
Mezzanine Primary Servicing Fee Rate
Mezzanine Trustee & Paying Agent Fee
Mezzanine Operating Advisor Fee
Mezzanine CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.